Investments - Teekay LNG - BG International Limited Joint Venture - Additional Information (Detail) m³ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($) vessel m³	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Net Investment Income [Line Items]
Number of vessels | vessel		5
Equity method investment, ownership interest			100.00%	17.62%
Value of service obligation			$ 88,179	$ 118,690
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project			3,000,000
Teekay LNG [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Value of service obligation			$ 22,600	29,700
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of vessels | vessel			4
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Number of vessels | vessel	4		4
Volume of vessels | m³	174
Expected cost of project	$ 1,000,000
Value of service obligation	33,300
Amounts due	20,300		$ 10,900	$ 16,500
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | Fair Value Asset (Liability) [Member]
Net Investment Income [Line Items]
Value of service obligation	36,900
Amounts due	$ 16,500
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 30% Ownership [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 20% Ownership [Member]
Net Investment Income [Line Items]
Number of vessels | vessel	2
Equity method investment, ownership interest	20.00%